7. Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of income tax rates
	2016		2015
Tax benefit calculated at statutory rate	35%		35%
Changes to valuation allowance	(35%	)	(35%	)
Provision for income taxes	0%		0%

Schedule of deferred taxes
	June 30, 2017	September 30, 2016
Net non-current deferred tax assets:
Net operating loss carry-forward	$1,336,430	$924,304

Net non-current deferred tax liabilities:
Intangible assets	11,957	109,471

Net	1,324,743	814,833
Less valuation allowance	(1,324,743)	(814,833)
Net deferred taxes	$–	$–

	2016	2015
Net non-current deferred tax assets:
Net operating loss carry-forward	$924,304	$330,359

Net non-current deferred tax liabilities:
Intangible assets	109,471	–

Net	814,833	330,359
Less valuation allowance	(814,833)	(330,359)
Net deferred taxes	$–	$–